Taxes (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of Effects of income tax expense exemptions and tax reductions
Tax exemption effect	$ 350,294	$ 268,944	$ 1,035,909	$ 1,223,766
Tax reduction due to loss carry-forward	3,021	3,456	8,152	9,751
Loss not subject to income tax	$ (832)	$ (1,330)	$ (3,962)	$ (20,636)
Basic net income per share effect	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.03)
Diluted net income per share effect	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.03)